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November 18, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Growth and Income Fund, Inc.
File Nos. 2-11023 and 811-00126
Accession No. 0001193125-16-759024

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information in a supplement dated November 3, 2016, Accession No. 0001193125-16-759024, to the Prospectus and Summary Prospectus dated February 29, 2016, for the AB Growth and Income Fund (the “Fund”). The purpose of the filing is to submit the Rule 497 filing in interactive data for the Fund.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/	Mark F. Samra
Mark F. Samra

Attachment

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase